DEFERRED TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of net deferred tax assets (liabilities) are as follows:

	December 31,
	2016	2015
Long-lived assets	$504,721	$(117,808)
Equity-based instruments	5,043,533	3,594,015
Net operating loss carryforwards	2,761,830	1,999,309
Deferred tax asset valuation allowance	(8,310,084)	(5,475,516)
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Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of our income tax provision and the amounts computed by applying statutory rates to income before income taxes is as follows:

	Year ended December 31,
	2016	2015
Income tax benefit at statutory rate	$(11,151,890)	$(2,987,334)
State income tax benefit, net of Federal benefit	(1,518,625)	(406,805)
Amortization of debt discount	313,871	655,669
Loss (gain) on derivative	8,681,320	(81,368)
Loss on extinguishment of debt	838,379	–
Other	2,377	1,440
Valuation allowance	2,834,568	2,818,398
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